Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 26, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	PSQGX
Port Street Institutional Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	PSOFX